Funded Status of Defined Benefit Pension Plans (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Change in benefit obligation:
Benefit obligation at beginning of year	$ 713	¥ 58,589	¥ 56,390
Service cost	37	3,049	3,104
Interest cost	16	1,339	1,355
Actuarial loss	39	3,170	1,147
Foreign currency exchange rate change	0	(35)	(415)
Benefits paid	(27)	(2,195)	(2,423)
Plan Settlements	0	0	(231)
Other	(2)	(198)	(338)
Benefit obligation at end of year	776	63,719	58,589
Change in plan assets:
Beginning Balance	1,039	85,396	85,967
Actual return on plan assets	1	108	(449)
Employer contribution	31	2,542	2,556
Benefits paid	(25)	(2,090)	(2,362)
Foreign currency exchange rate change	0	(11)	(277)
Plan settlements	0	0	(39)
Ending Balance	1,046	85,945	85,396
The funded status of the plans	270	22,226	26,807
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in prepaid expenses	298	24,459	29,125
Accrued benefit liability included in accrued expenses	(28)	(2,233)	(2,318)
Net amount recognized	$ 270	¥ 22,226	¥ 26,807